13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2004

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      May 12, 2004

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	69
Form 13F Information Table Value Total: 	$251330

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     5282   128522 SH       SOLE                   128522
American International Group   COM              026874107     7228   101303 SH       SOLE                   101303
American Technologies Group    COM              030143101        0    10000 SH       SOLE                    10000
Amgen Inc.                     COM              031162100      298     5129 SH       SOLE                     5129
Anadarko Petroleum Corp        COM              032511107     6153   118646 SH       SOLE                   118646
Automatic Data Processing      COM              053015103     6731   160256 SH       SOLE                   160256
Avanir                         CL A             05348P104       39    22000 SH       SOLE                    22000
Bank of New York Inc.          COM              064057102     6166   195745 SH       SOLE                   195745
Baxter International Conv 7%   PFD              071813406      764    14150 SH       SOLE                    14150
Baxter International Inc.      COM              071813109     5804   187891 SH       SOLE                   187891
BP Plc Spon Adr                SPON ADR         055622104      285     5567 SH       SOLE                     5567
Chevron Corp.                  COM              166751107      262     2981 SH       SOLE                     2981
Cisco Systems Inc.             COM              17275r102     8161   346249 SH       SOLE                   346249
Citigroup Inc                  COM              172967101     8669   167673 SH       SOLE                   167673
Comcast Corp Special Cl A      CL A SPL         20030n200     6279   225456 SH       SOLE                   225456
Consolidated Edison            COM              209115104      357     8100 SH       SOLE                     8100
Costco Companies Inc           COM              22160k105     6598   175441 SH       SOLE                   175441
Diageo ADR                     SPON ADR NEW     25243q205     7392   139779 SH       SOLE                   139779
Edison International           COM              281020107      675    27790 SH       SOLE                    27790
Eli Lilly & Company            COM              532457108     6146    91870 SH       SOLE                    91870
Enterasys Network Inc          COM              293637104       46    18021 SH       SOLE                    18021
Evergreen MAnaged Income Fund  COM              30024y104      314    16779 SH       SOLE                    16779
Exelon Corporation             COM              30161n101      494     7175 SH       SOLE                     7175
Exxon Corp                     COM              30231g102      314     7542 SH       SOLE                     7542
Fannie Mae                     COM              313586109     6660    89571 SH       SOLE                    89571
First Data Corporation         COM              319963104     7153   169661 SH       SOLE            	    169661
Fortune Natural Gas Res Corp   COM              349681106        0    10000 SH       SOLE                    10000
Freddie Mac                    COM              313400301     8162   138199 SH       SOLE                   138199
General Dynamics Corp          COM              369550108     6314    70683 SH       SOLE                    70683
General Electric Company       COM              369604103     6161   201865 SH       SOLE                   201865
Gillette Co                    COM              375766102      204     5222 SH       SOLE                     5222
GKN Plc                        SPON ADR         361755606       44    10000 SH       SOLE                    10000
GlobalNet Corp                 COM              379399108        2    50000 SH       SOLE                    50000
Goldman Sachs Group Inc        COM              38141g104     7180    68804 SH       SOLE                    68804
Hewlett Packard Inc            COM              428236103      507    22184 SH       SOLE                    22184
Home Depot Inc                 COM              437076102     7846   210015 SH       SOLE                   210015
Impac Mortgage Holdings Inc    COM              45254P102      467    17168 SH       SOLE                    17168
Infyna.com Corp                COM              45683l102        0    70000 SH       SOLE                    70000
Int'l Business Machines Corp   COM              459200101      363     3948 SH       SOLE                     3948
iShares Russell Value Index    COM              464287630      472     2759 SH       SOLE                     2759
Intel Corp.                    COM              458140100     1331    48946 SH       SOLE                    48946
JP Morgan Chase & Co           COM              46625h100      322     7684 SH       SOLE                     7684
Johnson & Johnson              COM              478160104      448     8833 SH       SOLE                     8833
Liberty Media - A              CL A             530718105     6975   637008 SH       SOLE                   637008
Microsoft Corp.                COM              594918104     7061   283240 SH       SOLE                   283240
Morgan Stanley Dean Witter     COM NEW          617446448      222     3869 SH       SOLE                     3869
Nextwave Telecom Inc Cl B      CL B             65332m103     2461   523617 SH       SOLE                   523617
Oracle Corp                    COM              68389x105      484    40323 SH       SOLE                    40323
Pepsico Inc                    COM              713448108     7809   145010 SH       SOLE                   145010
Pfizer Inc.                    COM              717081103     7730   220530 SH       SOLE                   220530
Pimco Corporate Opportunity    COM              72201b101      671    39094 SH       SOLE                    39094
Pimco High Income Fund         COM              722014107     1651   111728 SH       SOLE                   111728
Pimco Municipal Income Fd II   COM              72200w106      544    36462 SH       SOLE                    36462
Proctor & Gamble Co            COM              742718109      407     3882 SH       SOLE                     3882
Qualcomm Inc                   COM              747525103    24990   376977 SH       SOLE                   376977
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      205     1815 SH       SOLE                     1815
S B C Communications           COM              78387g103      283    11541 SH       SOLE                    11541
Samaritan Pharmaceuticals      COM              79586q108       33    53500 SH       SOLE                    53500
Schering-Plough                COM              806605101     5316   327746 SH       SOLE                   327746
Sempra Energy                  COM              816851109      261     8200 SH       SOLE                     8200
Smith International            COM              832110100      794    14836 SH       SOLE                    14836
Sprint PCS Group               COM SER 1        852061506       97    10526 SH       SOLE                    10526
Sun Microsystems Inc.          COM              866810104       97    23164 SH       SOLE                    23164
Varco International Inc        COM              922126106    11401   633049 SH       SOLE                   633049
Wal Mart Stores Inc            COM              931142103     7594   127231 SH       SOLE                   127231
Walt Disney Co                 COM DISNEY       254687106     4526   181131 SH       SOLE                   181131
Washington Mutual Inc          COM              939322103     7383   172853 SH       SOLE                   172853
Waste Management Inc           COM              94106l109     6995   231775 SH       SOLE                   231775
Yum! Brands                    COM              988498101     7247   190765 SH       SOLE                   190765